Income Tax Expense - Schedule of Reconciliation of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Expense
Profit before tax	$ (403,125)	$ (618)	$ 22,494
Income tax expense at tax rates applicable to individual entities	6,814	7,358	10,003
Tax effect of:
Adjustments in respect of current income tax of previous years	(762)	657	375
Changes in tax rates on temporary differences brought forward	232	(168)
Items not deductible for income tax	688	486	815
Utilisation of unrecognised tax losses	356	794
Others			(154)
Income tax expense	$ 7,328	$ 9,127	$ 11,039